TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income before taxes, as reported in the consolidated statements of operations	$ 16,587	$ 9,640	$ 7,594
Israeli statutory corporate tax rate	23.00%	24.00%	25.00%
Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$ 3,815	$ 2,314	$ 1,898
Income tax at rate other than the Israeli statutory corporate tax rate	458	33	(749)
Non-deductible expenses, including share-based compensation expenses	384	629	744
Losses for which valuation allowance was provided (utilized)	(2,874)	2,692	(13,334)
Changes in exchange rates of subsidiaries	1,388	(1,717)	1,961
Impact of rate change	0	943	679
Unrecognized Tax Benefits	(386)	0	0
Impact of TCJA	271	396	0
Other	38	320	157
Income Tax Expense (Benefit)	$ 3,094	$ 5,610	$ (8,644)